Earnings/(Loss) per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011
Numerator:
Net income /(loss)	$ 83,905	$ (366,195)	$ 117,016
Denominator:
Basic and diluted weighted average common shares outstanding	109,824,329	109,801,586	109,785,484
Number of warrants issued	15,000,000	15,000,000	15,000,000	15,000,000
Number of warrants outstanding	15,000,000	15,000,000	15,000,000